Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Aug. 31, 2024	Feb. 29, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

Intangible assets as of August 31, 2024, and February 29, 2024 consisted of the following:

	August 31, 2024	February 29, 2024
Software Development	$7,122,596	$6,602,028
Software Licenses	789,576	789,576
Trademark	6,283	6,283
Total	7,918,455	7,397,887
Accumulated amortization	(5,607,528)	(5,224,467)
Intangible assets, net of amortization	$2,310,927	$2,173,420

Intangible assets as of February 29, 2024, and February 28, 2023 consisted of the following:

	February 29, 2024	February 28, 2023
Software Development	$6,602,028	$5,908,353
Software Licenses	789,576	467,576
Trademark	6,283	6,283
Total	7,397,887	6,382,212
Accumulated amortization	(5,224,467)	(3,774,542)
Intangible assets, net of amortization	$2,173,420	$2,607,670

Schedule of Estimated Aggregate Amortization Expense	The estimated aggregate amortization expense for years ending February 28 is as follows:
2025 (Remaining)		$200,232
2026		313,329
2027		270,728
2028		2,957
Thereafter		-
	$787,246
The estimated aggregate amortization expense for each of the succeeding years ending February 28 is as follows:
2025	$660,578
2026	172,152
2027	12,498
Thereafter	-

$845,228